Condensed Financial Information of New Borun (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of New Borun
CONDENSED BALANCE SHEETS
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
ASSETS
Current assets
Cash	5,494	128	21
Amounts due from subsidiaries	244,532,160	244,532,160	40,107,622
Total current assets	244,537,654	244,532,288	40,107,643
Investments in subsidiaries	1,273,050,179	1,351,862,978	221,729,564
Total assets	1,517,587,833	1,596,395,266	261,837,207

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	4,808	4,664	764
Total current liabilities and total liabilities	4,808	4,664	764

Total shareholders’ equity	1,517,583,025	1,596,390,602	261,836,443
Total liabilities and shareholders’ equity	1,517,587,833	1,596,395,266	261,837,207

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
	Year Ended December 31,
	2011	2012	2013	2013
	(RMB)	(RMB)	(RMB)	($)
Operating expenses:
General and administrative	(2,584,881)	—	(5,188)	(851)
Loss from operations	(2,584,881)	—	(5,188)	(851)
Other income:
Interest income	164	—	—	—
Equity in earnings of subsidiaries	315,579,191	188,151,454	79,533,497	13,044,908
Income before income tax expense	312,994,474	188,151,454	79,528,309	13,044,057
Income tax expense	—	—	—	—
Net income	312,994,474	188,151,454	79,528,309	13,044,057

CONDENSED STATEMENTS OF CASH FLOWS
	Year Ended December 31,
	2011	2012	2013	2013
	(RMB)	(RMB)	(RMB)	($)
Net cash used in operating activities	(2,592,878)	(18)	(5,332)	(875)
Net cash provided by investing activities	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Net increase (decrease) in cash	(2,592,878)	(18)	(5,332)	(875)
Cash—beginning of year	2,730,413	5,494	5,494	901
Effect of exchange rate changes on cash and cash equivalents	(132,041)	18	(34)	(5)
Cash—end of year	5,494	5,494	128	21